Income Taxes (Tables)	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

Profit and loss from continuing operation before income taxes was taxable to Norway and significant components of current and deferred income tax expense attributable to income from continuing operations for the three months ended June 30, 2015 and 2014 as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US $ in thousands)	2015	2014	2015	2014
Income before income taxes	$6,890	$2,479	$14,079	$8,922
Income tax benefit (expense)	(3)	18	(6)	(1)
Effective tax rate	0%	0%	0%	0%